SEGMENT REPORTING - Geographic information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Revenues from External Customers and Long-Lived Assets
Revenue	¥ 107,898	$ 15,429	¥ 111,714	¥ 174,045
Long-Lived Assets	55,418		26,212		$ 7,925
Greater China
Revenues from External Customers and Long-Lived Assets
Revenue	35,431	5,067	289	428
Long-Lived Assets	10,379		4,967		1,484
Asia/Eastern Europe
Revenues from External Customers and Long-Lived Assets
Revenue	64,394	9,208	102,955	134,304
Long-Lived Assets	45,039		17,787		$ 6,441
North America
Revenues from External Customers and Long-Lived Assets
Revenue	¥ 8,073	$ 1,154	8,470	¥ 39,313
Long-Lived Assets			¥ 3,458